Annual Total Returns - Russell 2000 2x Strategy Fund (Class A and Class C) [BarChart] - Class A and Class C - Russell 2000 2x Strategy Fund - Class C	Aug. 01, 2021
Bar Chart Table:
2011	(20.45%)
2012	27.32%
2013	83.31%
2014	3.80%
2015	(13.67%)
2016	37.43%
2017	24.65%
2018	(27.17%)
2019	46.11%
2020	15.53%